Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details)	Aug. 31, 2021 CNY (¥)
Condensed Financial Information Disclosure [Abstract]
Restricted capital and reserves	¥ 2,051,794
Foreign currency translation exchange rate	6.4604